Principal Accounting Policies - Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets, net [Line Items]
Fee Charged for Online Lending Service				¥ 220,701
Impairment charges		¥ 32,014	¥ 0	¥ 0
Impairment charges on goodwill	$ 0	¥ 0	¥ 0
Softwares [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	1 year	1 year
Softwares [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	5 years	5 years
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Minimum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	1 year	1 year
Separately identifiable intangible assets arising from acquisitions and business cooperation agreement [Member] | Maximum [Member]
Intangible assets, net [Line Items]
Estimated useful lives	20 years	20 years